Loss Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Numerator:
Net loss	$ (1,486,020)	¥ (10,217,125)	¥ (525,115)	¥ (291,977)
Deemed distribution to certain holders of Convertible Preferred Shares	(11,708)	(80,496)		(30,430)
Contribution from a holder of convertible preferred shares | ¥			26,413
Net loss attributable to ordinary shareholders	$ (1,497,728)	¥ (10,297,621)	¥ (498,702)	¥ (322,407)
Denominator:
Weighted-average number of Ordinary Shares outstanding-basic and diluted | shares	2,968,320	2,968,320	1,764,799	1,815,200
Loss per share-basic and diluted | (per share)	$ (0.50)	¥ (3.47)	¥ (0.28)	¥ (0.18)